OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER PAYABLES AND ACCRUED LIABILITIES
OTHER PAYABLES AND ACCRUED LIABILITIES

22.     OTHER PAYABLES AND ACCRUED LIABILITIES

	December 31,	December 31,
	2016	2017

Financial liabilities
-Payable for capital expenditures	5,660,677	6,283,484
-Accrued interest	1,070,620	827,016
-Payables withheld as guarantees and deposits	1,075,760	1,490,811
-Dividends payable by subsidiaries to non-controlling shareholders	221,496	223,942
-Consideration payable for investment projects	305,506	170,494
-Current portion of payables for mining rights	337,659	300,970
-Others	900,771	1,987,739
	9,572,489	11,284,456

Sales and other deposits from customers	1,799,345	1,597,539
Taxes other than income taxes payable (Note)	715,089	818,730
Accrued payroll and bonus	218,741	74,400
Staff welfare payables	277,802	261,056
Current portion of obligations in relation to early retirement schemes (note 21)	321,763	537,516
Contribution payable for pension insurance	109,077	27,248
Others	3,013	1,786
	3,444,830	3,318,275

	13,017,319	14,602,731

Note: Taxes other than income taxes payable mainly comprise accruals for value-added tax, resource tax, city construction tax and education surcharge.

As at December 31, 2017, except for other payables and accrued liabilities of the Group amounting to RMB390 million, RMB0.32 million and RMB0.06 million which were denominated in USD, HKD and EUR, respectively (December 31, 2016: RMB251 million denominated in USD and RMB0.022 million denominated in EUR). All payables and accrued liabilities were denominated in RMB (December 31, 2016: all denominated in RMB).